Income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Income and expenses
Schedule of revenue from contracts with customers

	For the year ended December 31, 2022
	Materialise	Materialise	Materialise	Total
in 000€	Software	Medical	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	14,946	45,929	18,505	79,380	—	79,380
Americas other than USA	523	5,752	1,269	7,544	—	7,544
Europe (without Belgium) & Africa	17,148	24,468	76,116	117,731	—	117,731
Belgium	247	1,003	6,158	7,408	—	7,408
Asia Pacific	10,825	7,694	1,441	19,960	—	19,960
Total revenue from contracts with customers	43,688	84,846	103,489	232,023	—	232,023
Type of goods or service
Software revenue (non-medical)	43,688	—	—	43,688	—	43,688
Software revenue (medical)	—	27,074	—	27,074	—	27,074
Medical devices and services	—	57,772	—	57,772	—	57,772
Manufacturing	—	—	103,489	103,489	—	103,489
Other	—	—	—	—	—	—
Total revenue from contracts with customers	43,688	84,846	103,489	232,023	—	232,023
Timing of revenue recognition
Goods/Services transferred at a point in time	16,067	61,884	98,580	176,531	—	176,531
Goods/Services transferred over time	27,621	22,962	4,909	55,492	—	55,492
Total revenue from contracts with customers	43,688	84,846	103,489	232,023	—	232,023

	For the year ended December 31, 2021
	Materialise	Materialise	Materialise	Total
in 000€	Software	Medical	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	11,981	38,507	18,652	69,140	—	69,140
Americas other than USA	501	4,576	1,220	6,297	—	6,297
Europe (without Belgium) & Africa	18,749	22,098	62,683	103,530	—	103,530
Belgium	235	1,177	5,535	6,947	—	6,947
Asia Pacific	11,436	7,010	1,090	19,536	—	19,536
Total revenue from contracts with customers	42,902	73,368	89,180	205,450	—	205,450
Type of goods or service
Software revenue (non-medical)	42,902	—	—	42,902	—	42,902
Software revenue (medical)	—	22,856	—	22,856	—	22,856
Medical devices and services	—	50,512	—	50,512	—	50,512
Manufacturing	—	—	89,180	89,180	—	89,180
Other	—	—	—	—	—	—
Total revenue from contracts with customers	42,902	73,368	89,180	205,450	—	205,450
Timing of revenue recognition
Goods/Services transferred at a point in time	19,832	54,355	85,448	159,635	—	159,635
Goods/Services transferred over time	23,070	19,013	3,732	45,815	—	45,815
Total revenue from contracts with customers	42,902	73,368	89,180	205,450	—	205,450

Schedule of revenue per type of good or service

	For the year ended December 31
in 000€	2022	2021	2020
Software revenue (non-medical)	43,688	42,902	39,054
Software revenue (medical)	27,074	22,887	19,808
Medical devices and services	57,772	50,481	41,921
Manufacturing	103,489	89,180	69,635
Other	—	—	31
Total	232,023	205,450	170,449

Schedule of receivables, contracts in progress (contract assets) and deferred income (contract liabilities) from contracts with customers

	As of December 31,
in 000€	2022	2021
Trade receivables, included in ‘trade and other receivables’	51,443	42,814
Contract assets / contracts in progress	643	495
Contract liabilities / deferred income / advances received on contracts	50,065	39,324

Schedule of cost of sales

	For the year ended December 31
in 000€	2022	2021	2020
Purchase of goods and services	(51,597)	(38,691)	(31,725)
Amortization and depreciation	(11,174)	(11,296)	(11,788)
Payroll expenses	(42,718)	(38,499)	(32,438)
Work in Progress	2,234	1,208	(495)
Total	(103,255)	(87,278)	(76,446)

Schedule of research and development expense

	For the year ended December 31
in 000€	2022	2021	2020
Purchase of goods and services	(5,930)	(3,770)	(2,788)
Amortization and depreciation	(1,454)	(1,821)	(1,746)
Payroll expenses	(30,184)	(21,300)	(20,368)
Other	—	—	(2,202)
Total	(37,568)	(26,891)	(27,104)

Schedule of sales and marketing expenses

	For the year ended December 31
in 000€	2022	2021	2020
Purchase of goods and services	(11,802)	(6,704)	(5,960)
Amortization and depreciation	(2,541)	(1,892)	(1,946)
Payroll expenses	(47,782)	(40,555)	(36,521)
Other	—	—	(209)
Total	(62,125)	(49,151)	(44,636)

Schedule of general and administrative expenses

	For the year ended December 31
in 000€	2022	2021	2020
Purchase of goods and services	(6,240)	(11,248)	(8,933)
Amortization and depreciation	(1,710)	(2,987)	(2,437)
Payroll expenses	(27,193)	(19,080)	(18,104)
Other	—	—	137
Total	(35,143)	(33,315)	(29,337)

Schedule of net other operating incomes expenses

	For the year ended December 31
in 000€	2022	2021	2020
Government grants	4,932	4,466	4,473
Amortization intangibles purchase price allocation	(5,146)	(2,521)	(1,857)
Allowance for doubtful debtors	390	(58)	(244)
Capitalized expenses (asset construction)	—	223	316
Tax Credits	887	746	1,198
Fair value adjustment Materialise Motion	—	—	770
Impairment Engimplan	—	—	(2,516)
Impairment Metal Belgium (Aldema)	—	(177)	—
Indemnity fee from commercial agreement	506	—	—
COVID support Germany	681	—	—
Other	946	723	295
Total	3,196	3,402	2,436

Schedule of breakdown of payroll expenses

	For the year ended December 31
in 000€	2022	2021	2020
Short-term employee benefits	(115,169)	(93,850)	(82,135)
Social security expenses	(19,002)	(17,076)	(15,691)
Expenses defined contribution plans	(1,463)	(1,250)	(1,150)
Other employee expenses	(12,241)	(7,259)	(8,455)
Total	(147,875)	(119,435)	(107,431)
Total registered employees at the end of the period	2,433	2,332	2,162

Schedule of financial expenses

	For the year ended December 31
in 000€	2022	2021	2020
Interest expense	(2,047)	(2,435)	(2,299)
Foreign exchange losses	(1,645)	(1,258)	(2,999)
Other financial expenses	(728)	(408)	(697)
Total	(4,420)	(4,101)	(5,995)

Schedule of financial income

	For the year ended December 31
in 000€	2022	2021	2020
interest income	1,332	658	418
Foreign exchange gains	4,778	4,904	1,668
Other finance income	4	58	366
Total	6,114	5,620	2,452

Schedule of breakdown of the tax expense

	As of December 31,
in 000€	2022	2021	2020
Current income tax	(2,000)	(1,252)	4
Deferred income taxes	1,025	661	1,024
Total income taxes for the period	(975)	(591)	1,028

Schedule of breakdown of the deferred tax assets, deferred tax liabilities and the deferred tax expense

	Asset/(liability)			Income/(expense)
in 000€	2022	2021	2020	2022	2021	2020
Tax losses, notional interest deduction and other tax credits	3,134	2,162	1,823	—	—	—
Amortization development assets and other intangible assets	328	136	75	—	—	—
Depreciation property, plant & equipment	40	55	125	—	—	—
Leases	72	35	—	—	—	—
Other items	—	274	77	—	—	—
Total deferred tax assets	3,574	2,662	2,100	4,580	687	1,033
Property, plant & equipment	(274)	(850)	(209)	—	—	—
Intangible assets	(5,470)	(5,757)	(6,414)	—	—	—
Deferred income	(778)	—	—	—	—	—
Investment grants	(178)	(199)	(227)	—	—	—
Inventory valuation	—	—	(31)	—	—	—
Total deferred tax liabilities	(6,700)	(6,806)	(6,881)	(3,554)	(26)	(9)
Netting	2,388	2,435	1,899	—	—	—
Total deferred tax assets, net	1,186	227	201	—	—	—
Total deferred tax liabilities, net	(4,312)	(4,371)	(4,982)	—	—	—
Total deferred tax income (expense)	—	—	—	1,025	661	1,024

Schedule of relationship between tax expense and accounting profit

	For the year ended December 31
in 000€	2022	2021	2020
Profit (loss) before taxes	(1,178)	13,736	(8,221)
Income tax at statutory rate of 25%	295	(3,432)	2,045
Effect of different local tax rate	39	12	529
Tax adjustments to the previous period	84	88	(231)
Non-deductible expenses	(431)	(354)	(584)
Research and development tax credits	177	398	375
Innovation income deduction	—	2,847	—
Non recognition of deferred tax asset	(1,706)	(407)	(723)
Recognition of previously unrecognized tax losses	548	—	—
Non-taxable income	406	350	503
Use of previous years' tax losses and tax credits for which no deferred tax assets was recognized	243	163	135
Taxes on other basis	(149)	(71)	(993)
Other	(481)	(185)	(28)
Income tax benefit (expense) as reported in the consolidated income statement	(975)	(591)	1,028